Credit Risk - Summary of Residential Mortgages by Forbearance Applied (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Capitalisation	£ 652	£ 759
Term extension	241	300
Interest-only	582	707
Total	1,475	1,766
Impairments allowances	£ 27	£ 31
Loans capitalisation forbearance Percentage	0.40%	0.50%
Loans term extension forbearance percentage	0.20%	0.20%
Loans interest only forbearance percentage	0.40%	0.40%
Loans forbearance percentage	1.00%	1.10%
Forbearance in Arrears [member]
Disclosure of credit risk exposure [line items]
Capitalisation	£ 260	£ 293
Term extension	63	78
Interest-only	175	226
Total	498	597
Impairments allowances	22	24
Performing [member]
Disclosure of credit risk exposure [line items]
Capitalisation	392	466
Term extension	178	222
Interest-only	407	481
Total	977	1,169
Impairments allowances	£ 5	£ 7